SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of share-based payment arrangements [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS

	US Dollars
Figures in millions	2024	2023	2022
Equity-settled share incentive schemes
Deferred Share Plan (DSP)	17	15	18
Performance Share Plan (PSP)	11	—	—
Total share-based payment expense	28	15	18
Equity-settled share incentive schemes
Previous equity schemes with outstanding awards exercisable include the Bonus Share Plan (BSP), the Long-Term Incentive
Plan (LTIP) and the Deferred Share Plan (DSP). Upon completion of the corporate restructuring in September 2023, the awards outstanding under the BSP and LTIP were converted to awards with respect to AngloGold Ashanti plc awards and transferred to the DSP, with the terms and conditions remaining unchanged. On 28 May 2024, at the Annual General Meeting of the Group, two
new employee share incentive schemes were approved by the shareholders which are effective for the 2024 performance year.
The Performance Share Plan (PSP) has replaced the DSP scheme, no new share awards will be made under the DSP scheme and all share awards outstanding will remain outstanding in accordance with their terms (including vesting terms).
The new details of the share schemes and the IFRS Accounting Standards classification of each scheme are:
•PSP scheme - annual grants that vest over three years based on the achievement of forward-looking objectives, directly linked to the Group’s strategy. The PSP scheme will be settled in AngloGold Ashanti plc shares and classified as an equity-settled share-based payment per IFRS 2; and
•Transition Restricted Awards (TRA) scheme will be settled in cash. The cash payment does not meet the definition of a share-based payment and is accounted for in accordance with IAS 19; and
•Transition Share Plan (TSP) – this transition scheme is designed to close the gap from moving from the backward-
looking DSP scheme to the forward-looking PSP scheme and includes a “transition or gap award” for specific strata of employees. The TSP scheme will be settled one third in cash and two thirds in equity and meets the definition of a cash-
settled and equity-settled share-based payment scheme and is accounted for in accordance with IFRS 2. The cash-
settled share-based payment portion for 2024 was not material and is included in employee benefits cost. The final allocation of the equity-settled share-based payment awards under the TSP will occur following the end of the 2025 performance year.
Deferred Share Plan (DSP)
The DSP was implemented with effect from 1 January 2018, with the first awards for the scheme allocated in March 2019. This represents a single scheme under which share awards have been allocated to certain employees from 2019 through early 2024, vesting equally over a period of two, three and five years depending on the level of seniority of the participant. In September
2023, upon completion of the corporate restructuring in September 2023, the awards outstanding under the BSP and LTIP were converted to awards with respect to AngloGold Ashanti plc awards and transferred to the DSP scheme. The DSP scheme was replaced by the PSP scheme in May 2024. The existing DSP scheme will not be cancelled or modified and will continue to be accounted for under the existing accounting treatment. No further DSP scheme awards will be allocated to participants from
2025 onwards.

Award date (unvested awards and awards vested during the year)	2024	2023	2022
Calculated fair value (in ZAR)	338.94	317.99	335.04
Award date	26 Feb 2024	24 Feb 2023	24 Feb 2022
Expiry date	26 Feb 2034	25 Feb 2033	24 Feb 2032

	Number of shares
	2024	2023	2022
Awards outstanding at beginning of year	3,231,930	2,483,608	2,692,383
Awards granted during the year (1)	1,223,717	1,436,917	793,955
Awards lapsed during the year	(78,617)	(224,391)	(163,697)
Awards exercised during the year	(1,297,924)	(863,641)	(839,033)
Awards transferred from BSP scheme	—	370,628	—
Awards transferred from LTIP scheme	—	28,809	—
Awards outstanding at end of year	3,079,106	3,231,930	2,483,608
Awards exercisable at end of year	726,440	1,157,900	693,211
(1)Disclosure in 2023 revised due to the exclusion of 119,532 awards.
Performance Share Plan (PSP)
The PSP scheme was implemented with effect from 26 February 2024, with the first awards for the scheme allocated in August
2024. The awards will vest over three years based on the achievement of forward-looking objectives, directly linked to the
Group’s strategy.

Award date (unvested awards)	2024

Calculated fair value (in USD)	14.28
Award date	26 Feb 2024
Expiry date	26 Feb 2034

Number of shares	2024

Awards outstanding at beginning of year	—
Awards granted during the year	2,129,875
Awards lapsed during the year	(52,141)
Awards exercised during the year	(7,685)
Awards outstanding at end of year	2,070,049
A Monte Carlo Simulation model was used to value the equity-settled performance share-based payment awards. The significant valuation inputs and assumptions are:

Valuation inputs and assumptions	2024
Expected weighted average volatility	46.12%
Vesting period	3 years
Expected dividend yield	1.77%
US Risk-free interest rate	4.75%
Expected forfeiture rate	9.23%
Weighted average share price (in USD)	24.90
Weighted average fair value (in USD)	14.28

Accounting policies
The Group’s management awards certain employee bonuses in the form of equity-settled and cash-settled share-based payments on a discretionary basis.
Equity-settled share-based payments
The fair value of the equity instruments granted is calculated at grant date. For transactions with employees, fair value is based on market prices of the equity instruments granted, if available, taking into account the terms and conditions upon which those equity instruments were granted. If market prices of the equity instruments granted are not available, the fair value of the equity instruments granted is estimated using an appropriate valuation model. Vesting conditions, other than market conditions, are not taken into account when estimating the fair value of shares or share options at measurement date.
Over the vesting period, the fair value at measurement date is recognised as an employee benefit expense with a corresponding increase in other capital reserves based on the Group’s estimate of the number of instruments that will eventually vest. The income statement charge or credit for a period represents the movement in cumulative expense recognised as at the beginning and end of that period. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.
When options are exercised or share awards vest, the proceeds received, net of any directly attributable transaction costs, are credited to share capital (nominal value) and share premium.
Where the terms of an equity settled award are modified, as a minimum, an expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee, as measured at the date of the modification.
Cash-settled share-based payments
A liability is recognised for the fair value of cash-settled share-based payment transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognised in employee benefits expense. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transactions.